Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3)
Balance at the beginning of the period	$ 7	$ 4	$ 7
Total gains or losses included in earnings	0	0	0
Total gains or losses included in other comprehensive income	4	3	(3)
Purchases, issuances, and settlements	0	0	0
Transfers in and/or out of Level 3	0	0	0
Balance at the end of the period	11	7	4
Change in unrealized gains or losses for the period included in earnings for securities held at the end of the reporting period	$ 0	$ 0	$ 0